GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of changes in the carrying amount of goodwill

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2011	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)
Balance at December 31, 2011	44,344	(1,808)	42,536
Increase in goodwill related to acquisitions	21,644	—	21,644
Balance at December 31, 2012	65,988	(1,808)	64,180
Increase in goodwill related to acquisitions	662	—	662
Balance at December 31, 2013	66,650	(1,808)	64,842